Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,	As of March 31,
	2017	2018
	US$	US$
At cost:
Leasehold improvements	933	1,115
Computer and network equipment	6,458	6,595
Office equipment	918	987
Motor vehicles	233	234
	8,542	8,931
Less: accumulated depreciation	(7,180)	(7,615)

	1,362	1,316

Depreciation expense was US$283 and US$139 for the three months ended March 31, 2017 and 2018, respectively, were included in the following captions:

	Three Months Ended March 31,
	2017	2018
	US$	US$

Cost of revenues	41	48
Sales and marketing expenses	2	3
General and administrative expenses	72	18
Research and development expenses	168	70

	283	139

7.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2016	2017
	US$	US$
At cost:
Leasehold improvements	837	933
Computer and network equipment	5,801	6,458
Office equipment	763	918
Motor vehicles	220	233
	7,621	8,542
Less: accumulated depreciation	(6,133)	(7,180)

	1,488	1,362

Depreciation expense was US$1,371, US$1,011 and US$501 for the years ended December 31, 2015, 2016 and 2017, respectively, and were included in the following captions:

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Cost of revenues	472	347	140
Sales and marketing expenses	54	15	13
General and administrative expenses	144	277	190
Research and development expenses	701	372	158

	1,371	1,011	501